INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2024	Dec. 31, 2023
Class A Ordinary Shares
Common stock authorized (in shares)	33,333,333	33,333,333
Common stock outstanding (in shares)	11,125,987	8,452,260
Common stock issued (in shares)	11,125,987	8,452,260
Class B Ordinary Shares
Common stock authorized (in shares)	2,780,570	2,780,570
Common stock outstanding (in shares)	2,780,570	2,780,570
Common stock issued (in shares)	2,780,570	2,780,570